Loan Level Exception - Disposition

																													FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Redacted ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	500_532	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Lender approved exception to allow DTI of XX% vs program maximum of XX% for XX% LTV	REVIEWER - WAIVED COMMENT (2019-03-01): (Redacted) has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXXXXX)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%.  (DTI Exception cannot be compensated to a lower grade.)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7519)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The file contained documentation verifying the borrower received a copy of the appraisal on XX/XX/XXXX which is prior to the revised appraisal date of XX/XX/XXXX.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: DTI of XX% vs program maximum of XX% for XX% LTV
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for variousXX% and XX% tolerance violations was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate.	BUYER - WAIVED COMMENT (2019-03-01): Please waive
BUYER - WAIVED COMMENT (2019-03-01): (Redacted) has elected to waive this exception with compensating factors.
REVIEWER - GENERAL COMMENT (2019-03-01): Based on Compensating factors provided by the aggregator, including not considering the bonus income in the DTI, and the residual income of $xx,xxx.xx, teh exception was regraded to eVx and the loan is considered to be Non-QM,
REVIEWER - GENERAL COMMENT (2019-03-01): DTI Exception cannot be compensated to a lower grade.,Exception remains.
BUYER - WAIVED COMMENT (2019-03-01): Please waive
REVIEWER - CURED COMMENT (2019-03-01): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided
BUYER - GENERAL COMMENT (2019-03-01): PCCD,LOX,Check,Label
BUYER - GENERAL COMMENT (2019-03-01): PCCD,LOX,Check
BUYER - GENERAL COMMENT (2019-03-01): PCCD,LOX
																								BUYER - GENERAL COMMENT (2019-03-01): PCCD	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XX months reserves > X months guideline minimum XXX representative FICO score > 720 guideline minimum Borrower has been in the same line of work (xxxxxl) for the past xx years. Co-borrower has been in the same line of work (xxxxx) for the past xx years Perfect credit histories for both borrowers with never a late payment and no public records going back to earliest account inception date of XX/XX/XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_584		XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed Total Closing Costs (Paid by Seller at Closing) that does not match sum of fees. (FinXX/XX/XXXXXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: TRID non-compliant. Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure. Seller's CD shows $XXXX in seller paid closing costs, borrower's final CD shows $XXXX. Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.		Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Seller Paid - At Closing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_563		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	1	1				1				1					XX months reserves, guideline minimum is X months. XX% DTI on this full documentation loan < XX% guideline max - XX% below program guideline maximum Borrower on this full documentation loan has a disposable income of $XXXX Minimum required is $XXXX.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	500_560		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	500_571	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (2019-07-08): Client elects to waive.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (FinXX/XX/XXXXXXX)
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $480.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender used their CGW to approve this exception. Federal Compliance - TRID Seller Closing Disclosure: The Seller's Disclosure is missing	REVIEWER - WAIVED COMMENT (2019-07-08): Client elects to waive.	Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XX months Housing Payment History; guidelines require XX months. Borrower on this full documentation loan has a disposable income of $XXXX; guidelines require $XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_575	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Higher Priced QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Fee Terminology: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XX/XX/XXXX did not use the same fee terminology as the Loan Estimate. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for homeowner's insurance under Prepaids. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $93.89 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $8.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7579)	Federal Compliance - TRID Final Closing Disclosure Fee Terminology: LE's show fee as Survey fee but was changed to Title - Lender Required Survey Fee on CD's.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: No exception.  The lender cured the Homeowner's Insurance to XX months on the Post-Close Disclosure.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure of $XX was reflected on the Post-Close Disclosure, which is insufficient to cure $XX.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee. Cure appears on Post-Close Disclosure.
																							Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee. Cure appears on Post-Close Disclosure.	REVIEWER - CURED COMMENT (2019-06-26): Lender provided LOE and corrected CD. REVIEWER - CURED COMMENT (2019-06-26): Lender provided LOE, corrected CD, copy of refund check, and proof of delivery. REVIEWER - CURED COMMENT (2019-06-26): Lender provided LOE, corrected CD, copy of refund check, and proof of delivery. REVIEWER - CURED COMMENT (2019-06-26): Lender provided LOE, corrected CD, copy of refund check, and proof of delivery.	Federal Compliance - TRID Final Closing Disclosure Fee Terminology: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_581		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	500_567		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX.	XX months reserves are < XX months program required reserves.	REVIEWER - WAIVED COMMENT (2019-07-10): Client elects to waive.	1				1					Borrower on this full documentation loan has a residual income of $XXXX, guideline required residual income is $XXXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_558		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXXXXX) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Federal Compliance - TRID Final Closing Disclosure Closing Date: The final Closing Disclosure reflects a Closing Date of XX/XX/XXXX but the transaction consummation mortgage notary date was XX/XX/XXXX. Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, however a lender credit in the amount of $750.00 was provided at closing	REVIEWER - CURED COMMENT (2019-06-26): Lender provided $750.00 credit at closing for increase in Closing Costs above legal limit.	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_574	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	The loan file is missing evidence the Borrower completed a pre-purchase Homebuyer education and counseling class, as required by guidelines for First Time Homebuyers living rent-free. Lender exception in file approving DTI in excess of XX% guideline for First-time Homebuyers.	REVIEWER - WAIVED COMMENT (2019-08-19): Client elects to waive. REVIEWER - WAIVED COMMENT (2019-07-09): Client elects to waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,692.92 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/871507)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual toatal payment for the loan. (ProjSeq:1/871507)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender sent letter to change loan designation to Non-QM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI of XX% exceeds DTI requirement by XX% and was approved by the lender.  Exception approval in file.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXXX on page 4; however the Property Taxes are $XXXX per year.  The loan file contains a post-close CD correcting the Escrow Account section, a $XXXX check and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: No exception.  The final CD incorrected disclosed the Amount of Escrowed Property Costs; however the  loan file contains a post-close CD correcting the Escrow Account section, a copy of the letter of explanation letter sent to the borrower disclosing the changes made, a copy of the cure check and evidence of delivery.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test: No exception. The final CD incorrected disclosed the Amount of Escrowed Property Costs; however the loan file contains a post-close CD correcting the Escrow Account section, a copy of the letter of explanation letter sent to the borrower disclosing the changes made, a copy of the cure check and evidence of delivery.	REVIEWER - WAIVED COMMENT (2019-07-09): Client elects to waive. REVIEWER - CURED COMMENT (2019-07-09): Lender provided LOE and corrected CD. REVIEWER - CURED COMMENT (2019-07-09): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD. REVIEWER - CURED COMMENT (2019-07-09): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	XX months reserves > XX months guideline minimum - borrower has verified reserves of $XXXX. Borrower made a down payment of $XXXX from their own funds on this purchase transaction. Borrower on this full documentation loan has residual income of $XXXX. Minimum $600.00 required.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_564		XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX.	Lender exception in file for reserves not meeting guidelines.	REVIEWER - WAIVED COMMENT (2019-07-02): Client elects to waive.	1				2	[2] Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Ability to Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Ability to Repay requirements.	Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Loan designation from lender is Non QM.			Borrower on this full documentation loan has residual income of $XXXX; guidelines require $XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_578		XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXXXXX) [2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence provided when the updated report was provided to the borrower. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title - Courier Fee and Title - Digital Archive Fee are shown in Section B, however, the providers are not listed on the SSPL. These fees should have been in Section C.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_576	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller Change - Seller Credit: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether there was a change in the Seller Credit. (FinXX/XX/XXXXXXX)
																						[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $74.00 exceeds tolerance of $60.00 plus XX% or $6XX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Assumption: The Note allows for assumption and the CD incorrectly said it is not allowed. Federal Compliance - TRID Final Closing Disclosure With Seller Change - Seller Credit: Closing Disclosure reflects change from -$6,500.00 to $0.00, however Did this Change is answered No. This violation is not curable. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender provided $8.00 credit at closing for increase in Closing Costs above legal limit.		Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure With Seller Change - Seller Credit: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_561	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Higher Priced QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXX	REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided same policy that we have in file. Need proof of additional replacement cost or replacement cost estimate that supports the dwelling coverage. Exception remains.
REVIEWER - GENERAL COMMENT (2019-07-18): Lender sent replacement cost estimate which shows cost as [Redact] Coverage is only [Redact] Still short [Redact] Exception remains.
REVIEWER - GENERAL COMMENT (2019-07-18): Need proof of the dollar amount oXX% of extended replacement cost coverage. The other structures is not included. Exception remains.
REVIEWER - WAIVED COMMENT (2019-08-15): Client elects to waive.	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (FinXX/XX/XXXXXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,937.65 exceeds tolerance of $1,931.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: The file was missing a copy of the Initial Escrow Account Statement.
Federal Compliance - TRID Final Closing Disclosure Assumption: The final CD reflects the loan is not assumable.
																							Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: The Closing Costs Financed Paid from your Loan Amount in the Calculating Cash to Close section of the final CD disclosed incorrect amount. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this (Documentation Type) documentation loan < XX% guideline max - XX% below program guideline maximum Borrower on this full documentation loan has a disposable income of $XXXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_582	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX)
[2] Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Ability to Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Ability to Repay requirements.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX./S-Corp)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lien Search.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77219)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $161.65 exceeds tolerance of $150.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $600.00 exceeds tolerance of $550.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $132.00 exceeds tolerance of $125.00.  Insufficient or no cure was provided to the borrower. (7726)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77163)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file when borrower received updated appraisal report.
Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: The lender indicated the loan as Non-QM.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The file is missing the 2018 personal tax returns and 2018 business returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2016 and 2017 1040's and business returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The file is missing the 2018 personal tax returns and 2018 business returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2016 and 2017 1040's and business returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The file is missing the 2018 personal tax returns and 2018 business returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2016 and 2017 1040's and business returns.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: The lender provided a post close CD dated XX/XX/XXXX with a credit in the amount of $460.30 for closing costs that exceeded tolerance, a copy of a refund check for $398.65 but no proof of delivery.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The lender provided a post close CD dated XX/XX/XXXX with a credit in the amount of $460.30 for closing costs that exceeded tolerance, a copy of a refund check for $398.65 but no proof of delivery.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The lender provided a credit in the amount of $61.65 for closing costs that exceeded tolerance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender provided a credit in the amount of $61.65 for closing costs that exceeded tolerance.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The lender provided a post close CD dated XX/XX/XXXX with a credit in the amount of $460.30 for closing costs that exceeded tolerance, a copy of a refund check for $398.65 but no proof of delivery.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The lender provided a post close CD dated XX/XX/XXXX with a credit in the amount of $460.30 for closing costs that exceeded tolerance, a copy of a refund check for $398.65 but no proof of delivery.	REVIEWER - CURED COMMENT (2019-07-26): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided prior to [Redact] review
REVIEWER - CURED COMMENT (2019-07-26): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided prior to [Redact] review
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a credit in the amount of $61.65 for closing costs that exceeded tolerance.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a credit in the amount of $61.65 for closing costs that exceeded tolerance.
REVIEWER - CURED COMMENT (2019-07-26): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided prior to [Redact] review
REVIEWER - CURED COMMENT (2019-07-26): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided prior to [Redact] review	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_579		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender provided $150.00 credit at closing for increase in Closing Costs above legal limit.			Borrower on this full documentation loan has a disposable income of $XXX Borrowers made a down payment of $XXX from their own funds on this purchase transaction.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	500_562	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	2	[2] Document Error - There is no dollar amount noted on the title policy.	Provide final title policy showing correct amount of coverage	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $93.89 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $10.65 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7579)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee. Fee Amount of $11.95 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7539)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Flood Certification (Life Of Loan) fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: MERS Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.	REVIEWER - CURED COMMENT (2019-07-15): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD. REVIEWER - CURED COMMENT (2019-07-15): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD. REVIEWER - CURED COMMENT (2019-07-15): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_573	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXXXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
																						[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence Borrower was provided a copy of the appraisal at least 3 business days prior to closing is missing. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations was not provided within 3 business days of application-list provided on XX/XX/XXXX with application date of XX/XX/XXXX.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_572		XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (2019-07-31): Client elects to waive.	1				2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.) [2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXXXXX)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender used their CGW to approve this exception. Federal Compliance - TRID Seller Closing Disclosure: The file is missing a copy of the Seller Closing Disclosure.	REVIEWER - WAIVED COMMENT (2019-07-31): Client elects to waive.	Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XX% LTV < XX% guideline max - $XXXX more equity than required by program guidelines XX months reserves > X months guideline minimum - borrowers have verified reserves of $XXXX. Borrower on this full documentation loan has a disposable income of $XXXX. Minimum $XXXX required.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_583		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	500_568		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXXXXX) [2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXXXXX)	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Evidence of earlier borrower receipt was not found in file. Federal Compliance - TRID Seller Closing Disclosure: Seller's final CD was not located on file.		Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_559	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of XX. [2] Public Records - Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original // Public Record Type: Foreclosure / Balance: XX	Total assets verified, $XXXX minus cash from borrower of $XXXX = $XXXX reserves or XX months. F/C does not meet the required 2 years from application. F/C was on XX/XX/XXXX and application is XX/XX/XXXX. Lender used their CGW to approve this exception.	REVIEWER - GENERAL COMMENT (2019-08-26): The cash to close amount is [Redact] (Deposit = 2 x [Redact] = [Redact] POC appraisal [Redact] (no evidence this cleared any account prior to balances used), and Cash to Close from the final CD of [Redact]). The deposits cleared their account before the balance amount. This leaves [Redact] Review agrees with the balances indicated by lender (last comments) except for the balance of [Redact]. The lender is using the starting balance of [Redact] on [Redact] while review is using the ending balance on [Redact] of [Redact]. This issue remains open.
REVIEWER - WAIVED COMMENT (2019-08-28): Client elects to waive.
																REVIEWER - WAIVED COMMENT (2019-08-07): Client elects to waive.	1				1					XX% DTI on this full documentation loan < 50 guideline max - XX% below program guideline maximum XXX representative FICO score > 660 guideline minimum - XX points above guideline minimum Borrower on this full documentation loan has a disposable income of $XXXX. Minimum $XXXX required. Housing history of 120 months provided > XX months required.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_566		XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender requested the loan designation be changed to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	XX months reserves > X months guideline minimum - borrowers have verified reserves of $XXXX XX% DTI on this full documentation loan < XX% guideline max - 5.XX% below program guideline maximum XX% LTV, borrower qualifies to XX% LTV. XXX representative FICO score > 680 guideline minimum - XX points above guideline minimum Borrower on this full documentation loan has a disposable income of $XX. Minimum required is $XX		-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	XXXX	500_557	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.	2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The appraisal was not in the name of the lender. Provide a revised appraisal correcting the client.	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX/$. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing Disclosure XX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXXXXX)
																						[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXXXXX)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender used their CGW to approve this exception. Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Evidence of earlier borrower receipt was not found in file. Federal Compliance - TRID Seller Closing Disclosure: Seller CD was not provided.	REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XX months reserves > X months guideline minimum - borrowers have verified reserves of$XXXX Borrower on this full documentation loan has a disposable income of $XXXX> guideline of $XXXX.		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	500_580	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXXXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXXX on page 4; however the HOA dues are $5,85XX per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made. Note: the lender qualified the borrower with HOA dues of $XXX per month; however the appraisal verified HOA dues of $XXX per month.
																							Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The cure amount disclosed is 150.00	REVIEWER - CURED COMMENT (2019-08-02): Letter of Explanation & Corrected Closing Disclosure provided	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_565		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender exception in file approving use of XXXX income statements in lieu of a standard lease agreement for the Borrower's Investment Property.	REVIEWER - WAIVED COMMENT (2019-08-07): Client elects to waive.	1				1					XX% DTI on this full documentation loan < XX% guideline max -XX% below program guideline maximum Borrower on this full documentation loan has a disposable income of $XXXX; guidelines require $XXXX. Monthly housing payment was reduced by XX%		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_569	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan is missing. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Disclosure provided on XX/XX/XXXX and initial application date is XX/XX/XXXX.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																									Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_577		XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	500_556	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Document Error - There is no dollar amount noted on the title policy.	Lender Exception in file allowing for the exclusion of 2016 expenses on the 2016/2017 taxes as they will not continue in 2018 and loan is already Non QM. Lender exception in file approving DTI to XX%. The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	REVIEWER - WAIVED COMMENT (2019-07-26): Lender exception provided in the file REVIEWER - WAIVED COMMENT (2019-07-26): Lender exception provided in the file	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXXXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $425.00 exceeds tolerance of $150.00 plus XX% or $165.00.  Sufficient or excess cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $5XX exceeds tolerance of $30.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender approval of XX% DTI Exception in file.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Recording Fee last disclosed as $150.00 on LE but disclosed as $425.00 on Final Closing Disclosure.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: PCCD, LOE, CHECK and POD provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No exception.  Lender provided a cure on the Borrowers' final CD.
																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No exception. Lender provided a cure on the Borrowers' final CD.	REVIEWER - WAIVED COMMENT (2019-07-26): Lender exception provided in the file REVIEWER - CURED COMMENT (2019-08-08): Letter of Explanation & Corrected Closing Disclosure provided. REVIEWER - CURED COMMENT (2019-08-08): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided. REVIEWER - CURED COMMENT (2019-07-26): Cure provided on the final CD REVIEWER - CURED COMMENT (2019-07-26): Cure provided on the final CD	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XX months reserves > X months guideline minimum. Borrower on this full documentation loan has a disposable income of $XXXX; guidelines require $XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_585	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Ability to Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Ability to Repay requirements.
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
																						[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75106)	Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Lender designation is Non-QM. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title - Lien Search was shown in Section B but the provider is not listed on the SSPL. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: AMC received PCCD indicating principal reduction, LOE, and Payment History indicating cure reduction. Exception Cured.	REVIEWER - CURED COMMENT (2019-09-04): [Redact] received PCCD indicating principal reduction, LOE, and Payment History indicating cure reduction. Exception Cured.	Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_570	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception for property over XX acres actual acreage is XX.	REVIEWER - WAIVED COMMENT (2019-08-26): Client elects to waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXXXXX)
[2] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of APOR XX% + 1XX%, or XX%.  Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXXXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $67.00 exceeds tolerance of $50.00 plus XX% or $55.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender sent letter to change to non-qm.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence in file reflects the final 1004 was provided to the Borrower at closing.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: The loan file is missing the Initial Escrow Disclosure.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2018 Filing Extensions present in file for both Business and Personal returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2018 Filing Extensions present in file for both Business and Personal returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2018 Filing Extensions present in file for both Business and Personal returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2018 Filing Extensions present in file for both Business and Personal returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2018 Filing Extensions present in file for both Business and Personal returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2018 Filing Extensions present in file for both Business and Personal returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2018 Filing Extensions present in file for both Business and Personal returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2018 Filing Extensions present in file for both Business and Personal returns.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): This was a same lender refinance and an H-9 Right to Cancel Form should have been used.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: The final CD disclosed the number of months of prepaid homeowner's insurance that does not match the monthly amount being escrowed.  Per the declarations page in the file the annual premium is $3,854.00; however $2,248.15 was collected in section F for XX months.  The amount collected in section F was equal to 7 months.  Since a whole number is required to be disclosed, provide a post-close CD disclosing the full 12 month premium including $1,605.85 paid by the borrower before closing and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Excess cure provided to borrower.	REVIEWER - GENERAL COMMENT (2019-09-11): Updated from: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. ([Redact]/Partnership)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																									Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this full documentation loan < XX% guideline max -XX% below program guideline maximum Borrower has residual income of$XXXX; guidelines require$XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	500_586	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $16,279.80 exceeds tolerance of $15,914.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension for the personal and business returns provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.
																							Federal Compliance - Self-Employed Tax Return Recency: 2017 is the last filed year. 2018 extension was provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B